Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Supplemental information to the Consolidated Statement of Cash Flows	Supplemental information to the Consolidated Statement of Cash Flows
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2020	2019		2018
Transfers from loans to other assets for other real estate owned	$1	$2		$2
Change in assets of consolidated investment management funds	242	16		268
Change in liabilities of consolidated investment management funds	2	1		—
Change in nonredeemable noncontrolling interests of consolidated investment management funds	41	1		215
Securities purchased not settled	205	497		227
Securities sold not settled	—	—		187
Available-for-sale securities transferred to held-to-maturity	501	—		—
Available-for-sale securities transferred to trading assets	—	—		963
Held-to-maturity securities transferred to available-for-sale	—	—		1,087
Premises and equipment/capitalized software funded by finance lease obligations	10	14		26
Premises and equipment/operating lease obligations	208	1,754	(a)	—
Investment redemptions not settled	9	20		—
(a)    Includes $1,244 million related to the adoption of ASU 2016-02, Leases, and $510 million related to new or modified leases.